Issued Capital - Schedule of Dividends Declared (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	114 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Jun. 30, 2020
Disclosure of dividend [abstract]
Dividend declared	$ 38,188	$ 44,815	$ 23,441	$ 40,074	$ 66,472	$ 1,168,000